NOTE 13. OTHER ASSETS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 13. OTHER ASSETS

NOTE 13. OTHER ASSETS

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Prepayments	50,382	311,710
Trade deposits	692,026	1,522,976
Other deposits	1,347,360	262,228
VAT receivable	129	194,359
	2,089,897	2,291,273